Disposal of Shanghai Jingyue - Schedule of Aggregated Financial Results of the Discontinued Operations (Details) - Discontinued Operations [Member] - USD ($)		6 Months Ended
		Jun. 27, 2025	Jun. 30, 2024	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		$ 118,160	$ 1,484,346
Cost of revenues		(22,798)	(4,881,569)
Gross profit (loss)		95,362	(3,397,223)
Total operating expenses		(718,978)	(5,388,459)
Total other expenses, net		(52,042)	(286,079)
Loss before income taxes from operations of discontinued operation		(675,658)	(9,071,761)
Gain on disposal of discontinued operation	[1]	4,760,997
Income tax (expenses) benefits		(497,968)	1,818,778
Net income (loss) from discontinued operation		$ 3,587,371	$ (7,252,983)
ASSETS
Cash and cash equivalents				$ 139,276
Accounts receivable				156,020
Prepayments and other current assets				108,532
Inventories				264,630
Property and equipment, net				307,626
Right of use assets, net				1,102,625
Deferred tax assets				2,378,810
Other non-current assets				415,818
Assets of discontinued operations				4,873,337
Liabilities
Accounts payable				116
Contract liabilities				17,716
Income tax payable				662,366
Lease liabilities				976,518
Other payable and accrued expenses				507,149
Due to related parties				4,709,720
Liabilities of discontinued operations				$ 6,873,585

[1]	As of June 27, 2025, Shanghai Jingyue reported net asset deficits of $3,598,341. Together with the realized accumulated comprehensive other loss upon disposal of Shanghai Jingyue, the loss on inventory purchase and the gain on waiver of liabilities, the Company recorded a total gain on disposal of Shanghai Jingyue of $4,760,997, before the income tax expenses in relation to the disposal of $301,704.